Description of the Business (Details)			3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 29, 2022 USD ($) $ / shares shares	Nov. 01, 2022 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2024 $ / shares	Mar. 31, 2024 shares	Mar. 04, 2024 $ / shares	Mar. 31, 2023 shares	Oct. 25, 2022 USD ($) $ / shares	Mar. 01, 2022 shares	Dec. 31, 2021 shares
Organization and Business Operations (Details) [Line Items]
Share price (in Dollars per share) | $ / shares	$ 10.115												$ 13.05
Stock repurchased during period, shares	375,939
Common Stock, Par or Stated Value Per Share (in Dollars per share) | $ / shares			$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Accumulated deficit | $			$ (42,684,051)		$ (42,684,051)		$ (38,171,483)	$ (25,345,566)
Common Stock, Shares, Issued			23,124,888		23,124,888		23,124,888	21,713,248
Repurchase and retirement of share under Forward Share Purchase Agreement	375,939
Escrow deposit | $													$ 4,551,750
Escrow deposit disbursements related to property acquisition | $	$ 4,551,750
Common stock convertible exchange ratio		2.0719					2.0719
Net Income (Loss) | $			$ (2,077,867)	$ (5,944,227)	$ (4,512,568)	$ (12,711,060)	$ (12,825,917)	$ (13,088,717)
Investor [Member]
Organization and Business Operations (Details) [Line Items]
Escrow deposit disbursements related to property acquisition | $	$ 3,802,623
Peak Bio Company Limited [Member]
Organization and Business Operations (Details) [Line Items]
Accumulated deficit | $			$ 42,600,000		42,600,000
Peak Bio Company Limited [Member] | PIPE Shares [Member]
Organization and Business Operations (Details) [Line Items]
Number of sale of units		176,579
December 2023 Convertible Notes [Member]
Organization and Business Operations (Details) [Line Items]
Proceeds from Convertible Debt | $							700,000
May 2024 Convertible Notes [Member]
Organization and Business Operations (Details) [Line Items]
Proceeds from Convertible Debt | $					$ 2,000,000		3,500,000
Senior Secured Promissory Note [Member]
Organization and Business Operations (Details) [Line Items]
Proceeds from issuance of secured note | $							$ 750,000
New Subscriber [Member]
Organization and Business Operations (Details) [Line Items]
Share price per units (in Dollars per share) | $ / shares		$ 10
Share price (in Dollars per share) | $ / shares		$ 0.01
Less: proceeds from issuance of shares to PIPE subscribers | $		$ 3,025,000
New Subscriber [Member] | PIPE Shares [Member]
Organization and Business Operations (Details) [Line Items]
Number of sale of units		302,500
Original Subscriber [Member] | Original PIPE Shares [Member]
Organization and Business Operations (Details) [Line Items]
Share price per units (in Dollars per share) | $ / shares		$ 10
Number of sale of units		50,000
Less: proceeds from issuance of shares to PIPE subscribers | $		$ 500,000
Akari Ordinary Shares [Member]
Organization and Business Operations (Details) [Line Items]
Common Stock, Par or Stated Value Per Share (in Dollars per share) | $ / shares											$ 0.0001
Akari American Depositary Shares [Member]
Organization and Business Operations (Details) [Line Items]
Percentage of expected ownership in outstanding shares											50.00%
Common Stock
Organization and Business Operations (Details) [Line Items]
Shares Outstanding			23,124,888	20,862,177	23,124,888	20,862,177	23,124,888	19,782,747		23,124,888		20,195,510		17,162,742	17,162,742
Repurchase and retirement of share under Forward Share Purchase Agreement								375,939
Number of sale of units								402,500
Minimum requirement of shares held by shareholders		1,000,000
PIPE Financing Warrants [Member] | New Subscriber [Member]
Organization and Business Operations (Details) [Line Items]
Number of sale of units		281,325
PIPE Warrants [Member]
Organization and Business Operations (Details) [Line Items]
Share price (in Dollars per share) | $ / shares		$ 0.01
Class of warrant or right, term from which warrants or rights exercisable		1 year
Warrant expiration date							Nov. 01, 2023
PIPE Warrants [Member] | Peak Bio Company Limited [Member]
Organization and Business Operations (Details) [Line Items]
Number of sale of units		164,220